Fair value measurement - Disclosure of reconciliation of changes in items measured at fair value Level 3 (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning	[1]	€ 75,285
Assets, ending		171,766	€ 75,285	[1]
Level 3 | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning		0	0
FCA - PSA merger		473
Gains/(Losses) recognized in Consolidated Income Statement		0	0
Losses recognized in Other comprehensive income/(loss)		0	0
Issues/Settlements		(221)	0
Purchases/Sales		0	0
Transfers from Level 3		0	0
Assets, ending		252	0
Level 3 | Financial securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning		111	196
FCA - PSA merger		28
Gains/(Losses) recognized in Consolidated Income Statement		20	(12)
Losses recognized in Other comprehensive income/(loss)		1	3
Issues/Settlements		(57)	(46)
Purchases/Sales		39	(30)
Transfers from Level 3		0	0
Assets, ending		142	111
Level 3 | Derivative financial liabilities | Derivative financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets (liabilities), beginning		0	0
FCA - PSA merger		0
Gains/(Losses) recognized in Consolidated Income Statement		0	0
Losses recognized in Other comprehensive income/(loss)		0	0
Issues/Settlements		0	0
Purchases/Sales		(11)	0
Transfers from Level 3		0	0
Assets (liabilities), ending		(11)	0
Level 3 | Collateral deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning		1	0
FCA - PSA merger		0
Gains/(Losses) recognized in Consolidated Income Statement		0	0
Losses recognized in Other comprehensive income/(loss)		0	0
Issues/Settlements		0	0
Purchases/Sales		14	1
Transfers from Level 3
Assets, ending		15	1
Level 3 | Money market securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning		0	0
FCA - PSA merger		0
Gains/(Losses) recognized in Consolidated Income Statement		0	0
Losses recognized in Other comprehensive income/(loss)		0	0
Issues/Settlements		0	0
Purchases/Sales		12	0
Assets, ending		12	0
Level 3 | Other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets, beginning		187	207
FCA - PSA merger		63
Gains/(Losses) recognized in Consolidated Income Statement		(13)	(17)
Losses recognized in Other comprehensive income/(loss)		(2)	(4)
Issues/Settlements		(61)	0
Purchases/Sales		29	1
Transfers from Level 3		(69)	0
Assets, ending		€ 134	€ 187

[1]	Refer to Note 3, Scope of consolidation